18. Related Party Transactions	12 Months Ended
Jun. 30, 2023
Notes
18. Related Party Transactions

18.Related Party Transactions

In accordance with IAS 24 – Related Party Disclosures, key management personnel, including companies controlled by them, are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the compensation committee of the Board.

The remuneration of directors and other members of key management personnel during the years ended June 30, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
	$	$	$
Directors’ and officers’ consulting fees	951,347	687,585	200,858
Cash payment	334,738	-	-
Exploration and evaluation expenditures	415,325	220,765	48,000
Addendum payments	2,554,830	-	-
	4,256,240	908,350	248,858

Directors’ and officers’ consulting fees

During the year ended June 30, 2023, fees of $492,377 (2022 – $585,615; 2021 – $200,858) included in directors’ and officers’ consulting fees had been paid to companies controlled by all former and current officers of the Company.

Cash payment

During the year ended June 30, 2023, a payment of USD $250,000 ($334,738) (2022 and 2021 – $nil) had been paid to a director of the Company.

Exploration and evaluation expenditures

During the year ended June 30, 2023, fees of $415,325 (2022 – –$220,765; 2021 – $48,000) for services rendered by the Company’s former VP of Resources Development, and the VP of Exploration, had been capitalized as E&E assets on the consolidated statements of financial position.

18.Related Party Transactions (continued)

Addendum payments

On November 1, 2022, the Company purported to amend the consulting agreements with the entities controlled by the former Chief Executive Officer and the former Chief Operating Officer of Snow Lake, with an addendum which amended the termination clause of their respective agreements. As a result of the addendum, the Company recorded fees of $1,672,988 (USD $1,224,040) and $881,842 (USD $648,020), respectively, which are included in directors’ and officers’ consulting fees during the year ended June 30, 2023. On December 5, 2022, payout was made to the respective entities controlled by the former CEO and COO.

As of June 30, 2023, the Company has made a claim against these former officers (see Note 23 for more details).

Share-based compensation

During the year ended June 30, 2023, the Company had granted certain RSUs and options to various directors and officers. Total stock-based compensation of $2,337,172 (2022 – $8,035,506; 2021 – nil) was recorded in connection with the vesting of these securities.

Other related party transactions

On January 25, 2023, the Company issued 240,000 common shares from the Shares-for-Debt Settlement as disclosed in Note 13(f). As a result of the Shares-for-Debt Settlement, the Company recorded a loss on settlement of $157,502 on the consolidated statements of loss and comprehensive loss.

Related party balances

All related party balances payable, for services and business expense reimbursements rendered as at June 30, 2023, 2022 and 2021, are non-interest bearing and payable on demand, and are comprised of the following:

	2023	2022	2021
	$	$	$
Payable to officers and directors	86,616	110,274	236,402
(Receivable) payable to Nova Minerals Ltd.	(10,287)	(10,287)	43,240
	76,329	99,987	279,642